Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral	12 Months Ended
Oct. 31, 2024
Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, And Collateral [Abstract]
Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral
NOTE 26: PROVISIONS, CONTINGENT LIABILITIES,

COMMITMENTS, GUARANTEES, PLEDGED

ASSETS, AND COLLATERAL
(a)

PROVISIONS
The following table summarizes

the Bank’s provisions recorded in other liabilities.
Provisions
(millions of Canadian dollars) Legal, Regulatory,

Restructuring and Other 1 Total
Balance as at November 1, 2023 $ 192 $ 2,180 $ 2,372
Additions 590 4,699 5,289
Amounts used (525) (4,228) (4,753)
Release of unused amounts (24) (8) (32)
Foreign currency translation adjustments

and other
3 (247) (244)
Balance as at October 31, 2024, before

allowance for

credit losses for off-balance sheet instruments $ 236 $ 2,396 $ 2,632
Add: Allowance for credit losses for off-balance sheet

instruments
2 1,043
Balance as at October 31, 2024 $ 3,675
The Bank recognized provisions totalling US$ 3.088

billion ($
4.233

billion) for the global resolution of the investigations into the Bank’s U.S. Bank Secrecy Act

(BSA)/Anti-Money
Laundering (AML) program during the year ended October 31, 2024. The balance of the provisions as at October

31, 2024 is US$
1.43

billion ($
1.99

billion).
2 Refer to Note 8 for further details.
(b)

RESTRUCTURING
The Bank continued to undertake certain

measures during fiscal 2024 to reduce its cost

base and achieve greater efficiency. In connection with these measures,
the Bank incurred $ 566

million of restructuring charges during the

year ended October 31, 2024 (October 31, 2023

– $
363

million). The restructuring costs
primarily relate to: (i) employee severance

and other personnel-related costs recorded

as provisions and (ii) real estate optimization

mainly recorded as a reduction
to buildings (refer to Note 15). This restructuring

program concluded in the third quarter

of 2024.
(c)

LEGAL AND REGULATORY MATTERS
In the ordinary course of business, the Bank

and its subsidiaries are involved in various

legal and regulatory actions, including but

not limited to civil claims and
lawsuits, regulatory examinations, investigations,

audits, and requests for information by

governmental, regulatory and self-regulatory

agencies and law
enforcement authorities in various jurisdictions,

in respect of our businesses and compliance

programs. The Bank establishes provisions

when it becomes
probable that the Bank will incur a loss and

the amount can be reliably estimated.

The Bank also estimates the aggregate range

of reasonably possible losses
(RPL) in its legal and regulatory actions (that

is, those which are neither probable nor

remote), in excess of provisions. However, the Bank does

not disclose the
specific possible loss associated with each underlying

matter given the substantial uncertainty associated

with each possible loss as described below and

the
negative consequences to the Bank’s resolution

of the matters that comprise the

RPL should individual possible losses be disclosed.

As at October 31, 2024, the
Bank’s RPL is from zero

to approximately $
625

million (October 31, 2023 – from
zero

to approximately $
1.44

billion). The Bank’s provisions and RPL represent

the
Bank’s best estimates based upon currently available

information for actions for which estimates

can be made, but there are a number of factors

that could cause
the Bank’s actual losses to be significantly different

from its provisions or RPL. For example,

the Bank’s estimates involve significant judgment

due to the varying
stages of the proceedings, the existence of

multiple defendants in many proceedings

whose share of liability has yet to be determined,

the numerous yet-
unresolved issues in many of the proceedings,

some of which are beyond the Bank’s control and/or

involve novel legal theories and interpretations,

the attendant
uncertainty of the various potential outcomes

of such proceedings, and the fact that the underlying

matters will change from time to time.

In addition, some actions
seek very large or indeterminate damages.
On October 10, 2024, the Bank announced

that, following active cooperation and engagement

with authorities and regulators, it reached a resolution

of
previously disclosed investigations related

to its U.S. BSA and AML compliance programs.

The Bank and certain of its U.S. subsidiaries consented

to orders with
the Office of the Comptroller of the Currency (OCC),

the Federal Reserve Board, and the Financial

Crimes Enforcement Network (FinCEN) and entered

into plea
agreements with the Department of Justice (DOJ),

Criminal Division, Money Laundering and Asset

Recovery Section and the United States

Attorney’s Office for
the District of New Jersey. Details of the resolution include: (i)

a total payment of US$
3.088

billion ($
4.233

billion); (ii) TD Bank, N.A. pleading

guilty to one violation
of conspiring to willfully fail to maintain an adequate

AML program, knowingly fail to file accurate

currency transaction reports (CTRs) and money

laundering and
TD Bank US Holding Company (TDBUSH)

pleading guilty to two violations of failing

to maintain an adequate AML program and

failing to file accurate CTRs; (iii)
requirements to remediate the Bank’s U.S. BSA/AML

program, broadly aligned to its existing

remediation program, which requirements

the Bank has begun to
address; (iv) a requirement to prioritize the

funding and staffing of the remediation, which includes

Board certifications for dividend distributions

from certain of the
Bank’s U.S. subsidiaries to the Bank; (v) formal oversight

of the U.S. BSA/AML remediation

through an independent compliance monitorship;

(vi) prohibition
against the average combined total assets

of TD’s two U.S. bank subsidiaries (TD Bank,

NA and TD Bank USA, NA) (collectively, the “U.S. Bank”) exceeding
US$ 434

billion (representing the combined total

assets of the U.S. Bank as at September

30, 2024), and if the U.S. Bank does not achieve

compliance with all
actionable articles in the OCC consent orders

(and for each successive year that the

U.S. Bank remains non-compliant),

the OCC may require the U.S. Bank to
further reduce total consolidated assets by up

to
7
%; (vii) the U.S. Bank being subject

to OCC supervisory approval processes

for any additions of new bank
products, services, markets, and stores

prior to the OCC’s acceptance of the

U.S. Bank’s improved AML policies and procedures,

to ensure the AML risk of new
initiatives is appropriately considered and

mitigated; (viii) requirements for the Bank

and TD Group Holdings, LLC (TDGUS)

to retain a third party to assess the
effectiveness of the corporate governance and

U.S. Board and management structure and composition

to adequately oversee U.S. operations; (ix)

requirements to
comply with the terms of the plea agreements

with the DOJ during a five-year term of probation

(which could be extended as a result of

the Bank failing to
complete the compliance undertakings, failing

to cooperate or to report alleged misconduct

as required, or committing additional

crimes); (x) an ongoing obligation
to cooperate with DOJ investigations;

and (xi) an ongoing obligation to report evidence

or allegations of violations by the Bank, its

affiliates, or their employees that
may be a violation of U.S. federal law.
The Bank, together with some former or

current directors, officers and employees, have been

named as defendants in proposed class

action lawsuits in the
United States and Canada purporting

to be brought on behalf of TD shareholders

alleging, among other things, that a

decline in the price of TD’s shares was the
result of misleading disclosures with

respect to the Bank’s AML program and/or the potential

outcomes of the government agencies’ or regulators’

investigations.
We anticipate that additional lawsuits may be

filed and that some of these lawsuits may

be consolidated into one or more actions. All

of the proceedings are still in
early stages and none have been certified to

proceed as a class action. Losses or damages

cannot be estimated at this time.
The Bank also has been named as defendant

in a purported class action lawsuit in

the United States purporting to be brought

on behalf of First Horizon
shareholders alleging that a decline in the price

of First Horizon shares was the result

of alleged misleading disclosures TD

made with respect to TD’s U.S. AML
program and its effect on the Bank’s contemplated

merger with First Horizon. These proceedings

are still in early stages and have not been

certified to proceed as
a class action.

Losses or damages cannot be estimated at

this time.
The Bank is a defendant in Canada and/or

the United States in a number of matters brought

by customers, including class actions,

alleging claims in connection
with various fees, practices and credit decisions.

The cases are in various stages of maturity, with a number of cases not yet certified.
On September 30, 2024, TD Securities (USA)

LLC (TDS-US) entered into a Deferred

Prosecution Agreement (DPA) with the U.S. DOJ related to

the actions of
a former TDS trader. Pursuant to the terms of the DPA, TDS-US agreed to pay total monetary sanctions of approximately

US$
15.5

million, which consists of a
criminal penalty, forfeiture and victim compensation. TDS-US and,

in certain instances, TD Group US Holdings

LLC, further agreed to abide by certain
cooperation, reporting and compliance obligations

in connection with the DPA.

These include, but are not limited to: (i)

an ongoing obligation to cooperate with
DOJ investigations; (ii) an ongoing obligation

to report evidence or allegations of violations

by TDS-US of certain federal statutes; (iii)

the implementation and
maintenance of a corporate compliance program

that meets certain enumerated standards;

and (iv) an ongoing obligation to regularly

report to the DOJ on its
efforts to bolster its compliance program. TDS-US

also resolved investigations by the U.S.

Securities and Exchange Commission

(SEC) and the Financial Industry
Regulatory Authority (FINRA) relating

to the actions of the former TDS-US trader. As part of the resolutions,

TDS-US agreed to pay approximately US$
7

million in
total monetary sanctions to the SEC

and US$
6

million to FINRA.
The Bank was named as a defendant in Rotstain v. Trustmark National Bank, et al
., a putative class action lawsuit in the

United States District Court for the
Northern District of Texas related to a US$ 7.2

billion Ponzi scheme perpetrated by

R. Allen Stanford, the owner of Stanford International

Bank, Limited (SIBL), an
offshore bank based in Antigua. Plaintiffs purported to represent a class of investors in SIBL issued

certificates of deposit.

The Bank provided certain
correspondent banking services to SIBL.

Plaintiffs alleged that the Bank and four other banks

aided and abetted Mr. Stanford and that the bank defendants
received fraudulent transfers from SIBL by

collecting fees for providing certain services.

The district court denied Plaintiffs’

motion for class certification, which the
Fifth Circuit declined to review on appeal.

The Official Stanford Investors Committee (OSIC),

a court-approved committee representing investors,

received
permission to intervene in the lawsuit and brought

similar claims against all the bank defendants.

In fiscal year 2023, the Bank reached a settlement

agreement
pursuant to which the Bank agreed to pay

US$
1.205

billion to the U.S. Receiver to resolve all

claims against the Bank arising from or related

to R. Allen Stanford,
including the claims asserted in the Rotstain et al. v. Trustmark National Bank et al . and Smith et al. v. Independent Bank

actions. Under the terms of the
agreement, all involved parties have agreed

to a bar order dismissing and releasing all

current or future claims arising from or

related to R. Allen Stanford.

In
August 2023, R. Allen Stanford filed an appeal

of the order approving the settlement,

which the Fifth Circuit denied. On

May 31, 2024, the claims against the Bank
were dismissed with prejudice in Rotstain v. Trustmark National Bank, et al
. On June 3, 2024, the United States Supreme

Court denied R. Allen Stanford’s request
for rehearing regarding the denial of his petition

for a writ of certiorari in which he challenged

the settlement in this action. This brings to

a close the Stanford
litigation in the United States.
In the third quarter of 2024, the Bank and

certain of its subsidiaries resolved the investigations

by the SEC and the Commodity Futures

Trading Commission
(CFTC) concerning compliance with records preservation

requirements relating to business

communications exchanged on unapproved

electronic channels. The
Bank and its subsidiaries in the aggregate paid

penalties totalling US$
124.5

million, for which the Bank was fully provisioned,

and agreed to various other
customary terms similar to those imposed on

other financial institutions that have

resolved similar investigations.
In the second quarter of 2024, the Bank and

certain of its subsidiaries reached a settlement

in principle relating to a civil matter, pursuant to which

the Bank
recorded a provision of $ 274

million.
Refer to Note 24 for disclosures related

to tax matters.
(d)

COMMITMENTS
Credit-related Arrangements
In the normal course of business, the Bank

enters into various commitments and

contingent liability contracts. The primary purpose

of these contracts is to make
funds available for the financing needs of

customers. The Bank’s policy for requiring

collateral security with respect to these contracts

and the types of collateral
security held is generally the same as for loans

made by the Bank.
Financial and performance standby letters

of credit represent irrevocable assurances

that the Bank will make payments in the event

that a customer cannot
meet its obligations to third parties and they

carry the same credit risk, recourse,

and collateral security requirements as loans

extended to customers.
Performance standby letters of credit are

considered non-financial guarantees as payment

does not depend on the occurrence of

a credit event and is generally
related to a non-financial trigger event.
Documentary and commercial letters of

credit are instruments issued on behalf

of a customer authorizing a third party to

draw drafts on the Bank up to a certain
amount subject to specific terms and conditions.

The Bank is at risk for any drafts drawn

that are not ultimately settled by the customer, and the amounts are
collateralized by the assets to which

they relate.
Commitments to extend credit represent unutilized

portions of authorizations to extend credit

in the form of loans and customers’ liability

under acceptances. A
discussion on the types of liquidity facilities

the Bank provides to its securitization

conduits is included in Note 10.
The values of credit instruments reported as

follows represent the maximum amount

of additional credit that the Bank could

be obligated to extend should
contracts be fully utilized.
Credit Instruments
(millions of Canadian dollars) As at
October 31 October 31
2024 2023
Financial and performance standby letters

of credit
$ 44,463 $ 39,310
Documentary and commercial letters

of credit
337 167
Commitments to extend credit
1
Original term-to-maturity of one year or less 76,060 69,686
Original term-to-maturity of more than one

year
245,846 230,565
Total $ 366,706 $ 339,728
1

Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
In addition, as at October 31, 2024, the Bank

is committed to fund $
594

million (October 31, 2023 – $
554

million) of private equity investments.
Long-term Commitments or Leases
The Bank has obligations under long-term non-cancellable

leases for premises and equipment.

The maturity profile for undiscounted lease liabilities

is $
40

million
for 2025, $ 119

million for 2026, $
216

million for 2027, $
225

million for 2028, $
469

million for 2029, $
5,330

million for 2030 and thereafter. Total lease payments,
including $ 19

million (October 31, 2023 – $
10

million) paid for short-term and low-value asset

leases, for the year ended October 31,

2024, were $
829

million
(October 31, 2023 – $ 780

million).
(e)

ASSETS SOLD WITH RECOURSE
In connection with its securitization activities,

the Bank typically makes customary representations

and warranties about the underlying assets

which may result in
an obligation to repurchase the assets. These

representations and warranties attest that

the Bank, as the seller, has executed the sale of assets in

good faith, and
in compliance with relevant laws and contractual

requirements. In the event that they do not

meet these criteria, the loans may be required

to be repurchased by
the Bank.
(f)

GUARANTEES
In addition to financial and performance

standby letters of credit, the following types

of transactions represent the principal guarantees

that the Bank has entered
into.
Credit Enhancements
The Bank guarantees payments to counterparties

in the event that third-party credit enhancements

supporting asset pools are insufficient.
Indemnification Agreements
In the normal course of operations, the Bank

provides indemnification agreements

to various counterparties in transactions such as

service agreements, leasing
transactions, and agreements relating

to acquisitions and dispositions. Under these agreements,

the Bank is required to compensate counterparties

for costs
incurred as a result of various contingencies

such as changes in laws and regulations

and litigation claims. The nature of certain

indemnification agreements
prevent the Bank from making a reasonable

estimate of the maximum potential amount

that the Bank would be required to pay such

counterparties.
The Bank also indemnifies directors, officers,

and other persons, to the extent permitted by

law, against certain claims that may be made against

them as a
result of their services to the Bank or, at the Bank’s request, to another entity.
(g)

PLEDGED ASSETS AND COLLATERAL
In the ordinary course of business, securities

and other assets are pledged against liabilities

or contingent liabilities, including repurchase

agreements,
securitization liabilities, covered bonds,

obligations related to securities sold

short, and securities borrowing transactions.

Assets are also deposited for the
purposes of participation in clearing and payment

systems and depositories or to have access

to the facilities of central banks in foreign jurisdictions,

or as security
for contract settlements with derivative exchanges

or other derivative counterparties.
Details of assets pledged against liabilities

and collateral assets held or repledged are

shown in the following table:
Sources and Uses of Pledged Assets

and Collateral
(millions of Canadian dollars) As at

October 31 October 31
2024 2023
Sources of pledged assets and collateral
Bank assets

Interest-bearing deposits with banks $ 6,161 $ 6,166
Loans 205,337 130,829
Securities 1 240,425 218,981
Other assets 238 696
452,161 356,672
Third-party assets 1,2
Collateral received and available for sale or

repledging
364,178 355,147
Less: Collateral not repledged (73,996) (76,265)
290,182 278,882
742,343 635,554
Uses of pledged assets and collateral 3
Derivatives 15,964 14,696
Obligations related to securities sold

under repurchase agreements
1 186,777 162,284
Securities borrowing and lending 1 137,292 126,031
Obligations related to securities sold

short
1 34,336 39,436
Securitization 36,806 29,135
Covered bond 76,698 55,719
Clearing systems, payment systems, and depositories 10,540 11,863
Foreign governments and central banks 119,522 109,878
Other 124,408 86,512
Total 1 $ 742,343 $ 635,554
1
Balances as at October 31, 2023 have been restated, with no impact on the measurement of the related financial instruments in the Bank’s Consolidated Financial Statements, to reflect the categorization of certain pledged assets in the comparative period.
2
Includes collateral received from reverse repurchase agreements, securities lending,

margin loans, and other client activity.
3 Includes $ 63.7

billion of on-balance sheet assets that the Bank has pledged and that the counterparty can subsequently repledge as at October 31, 2024 (October 31, 2023 –
$ 52.3

billion).